UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-00601

The American Heritage Fund, Inc.

 (Exact name of registrant as specified in charter)

1370 Avenue of the Americas

New York, NY 10019

(Address of principal executive offices)

(Zip code)

Jonathan B. Reisman, 6975 NW 62nd Terrace

Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: May 31

Date of reporting period: May 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The American Heritage Fund, Inc.
Annual Report May 31, 2004

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The American Heritage Fund, Inc.

1370 Avenue of the Americas

New York City, NY 10019

Phone: (212) 397 – 3900

Fax: (212) 397 – 4036

July 2004

To our valued shareholders:

The fiscal year ended May 31, 2004 The American Heritage Fund had a total return of approximately 83%. During the same period, the approximate total returns of the S&P 500 Index and the OTC Market were 17% and 25%, respectively.

We achieved our results with a portfolio turnover rate almost 570%. In our prior fiscal year the turnover rate was zero and we experienced our worst performance over the past five years. This seems to contradict the often held view, that a high turnover rate is detrimental to the performance of a fund.

While certainly not unhappy about the performance, I do not intend to rest on these short lived laurels. I believe that there is still a lot of ground to recover. Today, the Fund is much more diversified than in previous years. At the end of July 2004, the portfolio consisted of 36 stocks in addition to a basket of 23 micro cap stocks, which are traded as a group either on the long or short side. The top ten holdings make up approximately 57% of the portfolio.

Since the beginning of the calendar year The American Heritage Fund’s performance is first in the growth category of mutual funds, which consists of over 4,200 funds. Past performance is obviously no guarantee for the future. The expense ratio, although high in comparison to the industry, has been kept to last year's level.

The bull market, which started in the U.S. in October 2002 and in Europe and Asia in the spring of 2003, has taken a breather since March of this year. Based on historical data, I believe that it is very unlikely that the rest of the year will continue the nerve-wracking sideways movement.

The U.S. economy has been in a recovery mood since the fourth quarter of 2001. The growth rate should come in fairly close to the 4% level in the second half of this year. Corporate earnings, already at a record high, will continue to improve. Even though the Federal Reserve will increase the FED Funds Rate in several steps to the 2% level by year-end, I believe that this should not stop the bull market in stocks. Constant sector rotation does make trading a necessity.

Shareholders who would like our analysis of the stock market, the world economy and political trends can call 212-397-3900 to request a free copy of my monthly newsletter, which has been published since 1979.

Our strategy and investment outlook will be discussed two days after the presidential election in my next conference call on Thursday, 4th of November 2004 at 4:30 p.m. Eastern Time. Those who want to participate should get in touch with our office on the day of the call for the toll free number.

Yours truly,

THE AMERICAN HERITAGE FUND, INC.

Statement of Assets & Liabilities

May 31, 2004

ASSETS

Investments in securities, at market value

(Cost $6,609,591) (Note 3)

$

1,339,923

Securities Sold

22,829

Dividends and interest receivable

44

TOTAL ASSETS

1,362,796

LIABILITIES

Accrued expenses

36,288

Bank overdraft with Custodian Bank

11,777

Payable for Securities Purchased

288,489

TOTAL LIABILITIES

336,554

NET ASSETS

Net Assets (equivalent to $0.11 per

share based on 9,224,278 shares of

capital stock outstanding) (Note 4)

$

1,026,242

Composition of net assets:

Capital stock par value $0.001;

250,000,000 shares authorized;

9,224,278 shares issued and outstanding

$

9,224

Additional Paid-in Capital

    59,195,481

Accumulated net investment loss

(4,521,230)

Accumulated net realized loss on

investments

(48,387,565)

Net unrealized depreciation on

investments

(5,269,668)

NET ASSETS,

May 31, 2004

$

1,026,242

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Schedule of Investments in Securities

May 31, 2004

Number of

Shares

Value

COMMON STOCKS  – 107.53%

ADHESIVES & SEALANTS – 15.74%

A D M Tronics Unlimited, Inc.*

461,648

161,577

AIR TRANSPORTATION – 5.00%

Air Methods Corp. * ^

600

4,758

Southwest Airlines

3,000

46,530

                                                                                   51,288

AIR CRAFT ENGINES & ENGINE PARTS – 1.43%

Heico Corp.  ^

1,000

14,710

ASSET-BACKED SECURITIES – 5.56%

E*Trade *

5,000

57,050

BIOTECHNOLOGY & DRUGS – 1.53%

V.I. Technologies, Inc. *

15,000

15,750

BROADWOVEN FABRIC MILLS – .54%

Quaker Fabric Corp.

700

5,565

CHEMICALS & ALLIED PRODUCTS – 1.52%

Liquidmetal Technologies *

12,500

15,625

COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH – .60%

Lifecell Corp. *

600

6,132

COMMUNICATIONS EQUIPMENT – 6 .06%

Ustarcom *

2,000

62,240

*

Non-income producing security.

^

Foreign security.

+

Illiquid security.

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Schedule of Investments in Securities

May 31, 2004

COMPUTER INTEGRATED SYSTEMS DESIGN – 3.41%

Dynamics Research *

100

1,637

Sun Microsystems *

7,500

31,275

Sonic Solutions  *

100

2,125

                                                                                   35,037

COMPUTER PERIPHERAL EQUIPMENT – 6.73%

Cisco Systems, Inc. *

2,500

55,925

Sigma Designs, Inc. *

800

5,344

Stratasys  *

300

7,791

                                                                                   69,060

COMPUTER STORAGE DEVICES – 5.48%

EMC Corp. *

5,000

56,200

COMPUTER SOFTWARE – .96%

Government Technology Services, Inc.*

400

4,776

Pomeroy IT Solutions, Inc. *.

            400

5,088

                                                                                     9,864

EATING & DRINKING PLACES – .41%

Buca, Inc. *

800

4,216

ELECTRONIC PARTS & EQUIPMENT – .86%

Bell Microproducts. *

500

3,185

NU Horizons Electronics Corp. *

700

5,684

                                                                                     8,869

ENGINEERING & SERVICES – .73%

Worldwater Corp. *

19,000

7,505

HOLDINGS COMPANY – .03%

UpTrend Corp.  *

299

299

HOME HEALTH CARE SERVICES– .48%

Pediatric Services of America *

400

4,960

HOSPITAL & MEDICAL SERVICE PLANS – 4.58%

Health Net, Inc.  *

2,000

47,000

MEASURING & CONTROLLING DEVICES – .50%

Nanometrics.  *

400

5,152

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Schedule of Investments in Securities

May 31, 2004

MEDICAL LABORATORIES – 1.36%

Bio Reference Laboratories, Inc.

            500         7,690

Labone  *

200

6,222

                                                                                   13,912

MISCELLAENOUS PRIMARY METALPRODUCTS– .70%

Nanophase Technologies Corp. *

1,000     7,180

INSTRUMENTS FOR MEASURING & TESTING ELECTRICITY – .61%

ADE Corp.  *

300

6,300

PUBLISHING – .51%

Plato Learning  *

500

5,255

MOTION PICTURE & VIDEO TAPE PRODUCTION –4.15%

Time Warner, Inc. *

2,500

42,600

OPTICAL INSTRUMENTS & LENSES –.39%

August Technology

300

4,035

PHARMACEUTICAL PREPARATIONS –9.69%

Avanir Pharma  *

12,500

17,500

AXM Pharma, Inc. *

7,500

39,300

Immunogen  *

900

7,209

Nexmed, Inc. *

20,000

35,400

                                                                                   99,409

PRIMARY SMELTING & REFINING OF NONFERROUS METALS –.51%

Brush Wellman, Inc. *

300

5,226

RADIO & TV BROADCASTING EQUIPMENT –.43%

EMS Technologies *

200

4,362

SEMICONDUCTORS –11.52%

Advanced Power Technology *

300

3,957

Infineon Technologies *

2,000

27,020

Micron Technologies *

5,500

82,665

Sipex Corp. *

700

4,529

                                                                                 118,171

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Schedule of Investments in Securities

May 31, 2004

SERVICES MISCELLANEOUS HEALTH & ALLIED SERVICES –.99%

Paincare Holdings, Inc. *

3,500

10,115

SILVER & GOLD ORES –8.48%

Gold Fields Ltd.

1,000

11,630

Novagold Resources, Inc. *

10,000

41,600

Pan American Silver *

2,500

33,725

                                                                                   86,955

SPECIAL INDUSTRY MACHINERY–.56%

Semitool  *

500

5,725

SURGICAL & MEDICAL INSTRUMENTS – .44%

Biophan  *

4,000

4,520

TELEPHONE & TELEGRAPH APPARATUS –5.04%

Ciena Corp. *

5,000

17,950

Intervoice, Inc. *

400

5,604

Lucent Technologies *

2,500

8,925

Nortel Networks Corp. *

5,000

19,150

                                                                                   51,629

CASH & EQUIVALENTS – 23.04%

First American Treasury Obligation

236,430

   236,430

TOTAL INVESTMENT SECURITIES – 130.57%

(Cost $6,609,591)

$

1,339,923

OTHER ASSETS

LESS LIABILITES – (30.57)%

$

(313,681)

NET ASSETS – 100.00%

$

1,026,242

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Statement of Operations

For the year ended May 31, 2004

INVESTMENT INCOME:

Dividends

$

1,149

Interest

830

TOTAL INVESTMENT INCOME

1,979

EXPENSES:

Investment advisory fees (Note 2)

10,658

Transfer agent fees and fund accounting

41,202

Custodian fees

11,809

Legal fees

11,371

Audit fees

10,050

Director’s fees

10,001

Postage and printing

5,828

Registration fees and expenses

5,022

Interest

2,296

Insurance

1,137

Taxes

473

Miscellaneous

2,470

TOTAL EXPENSES

112,317

Less: Waiver of investment

advisory fees

(10,658)

NET EXPENSES

101,659

NET INVESTMENT LOSS

(99,680)

NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:

Net realized loss from investment

transactions

(3,324,638)

Net change in unrealized appreciation

on investments

3,870,979

Net realized and unrealized gain

on investments

546,341

Net increase in net assets

resulting from operations

$

446,661

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Statement of Changes in Net Assets

May 31, 2004

Year

Year

ended

 ended

May 31

May 31

2004

2003

NET INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS:

Net investment loss

$

(99,680)

$

(92,351)

Net realized loss from

investment transactions

(3,324,638)

(463,373)

Net change in unrealized

appreciation on

investments

3,870,979

107,779

Net increase (decrease) in net

assets resulting from

operations

446,661

(447,945)

Distributions to shareholders:

Net investment income

0

0

Net realized gains on

investments

0

0

Capital share transactions
   Shares Sold

84,665

6,548

Shares Redeemed

(94,490)

(57,682)

Net capital share transactions

(9,825)

(51,134)

Net increase (decrease)

in net assets

436,836

(499,079)

NET ASSETS:

Beginning of year

589,406

1,088,485

End of year

$

1,026,242

$

589,406

Note:  The Fund had no undistributed net investment income, accumulated loss, or accumulated distributions in excess of net investment income for each of the periods presented.

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Notes to Financial Statements

May 31, 2004

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

The American Heritage Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles.

Security valuations

The Fund values its securities, where market quotations are readily available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on the exchange, market value is based on the latest bid price. Foreign securities are converted to U.S. dollars using exchange rates at the close of the trading day. Securities for which market quotations are not readily available are valued as the Board of Directors or a committee composed of members of the Board of Directors as determined in good faith.

Federal income taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Option writing

When the Fund sells an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sales of securities. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, are also treated as a

THE AMERICAN HERITAGE FUND, INC.

Notes to Financial Statements

May 31, 2004

realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Other

The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND CERTAIN OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC is entitled to receive a fee of 1.25% of the Fund's first $100 million average net asset value and 1% of such value on any additional net assets, computed daily and payable monthly. During the year ended May 31, 2004, investment advisory fees aggregated $10,658.  AHMC agreed to waive these fees. The fund does not seek to recapture the fees waived.

THE AMERICAN HERITAGE FUND, INC.

Notes to Financial Statements

May 31, 2004

Heiko H. Thieme is the Fund's Chairman of the Board of Directors, Chief Executive Officer and Secretary. Heiko H. Thieme is also the Chairman of the Board of Directors, Chief Executive Officer and Secretary of AHMC, of which he owns 100% of the outstanding shares.  He is also the Chief Executive Officer and Principal shareholder of Thieme Securities, Inc.

The Fund heretofore agreed to reimburse AHMC for office space and administrative personnel utilized by the Fund.  For the year ended May 31, 2004, the Fund and AHMC have agreed that no reimbursements will be made and will not seek to recapture such fees.

NOTE 3. INVESTMENTS

For the year ended May 31, 2004, purchases and sales of investment securities other than short-term investments aggregated $4,262,100, $4,330,034.  All of these purchase and sale transactions were with Thieme Securities, Inc., a brokerage firm owned by Heiko H. Thieme.  Reference is made to Note 2 of the financial statements – Investment Advisory Agreement and Certain Other Transactions.  As of May 31, 2004, the gross unrealized appreciation for all securities totaled $63,898 and the gross unrealized depreciation for all securities totaled $5,333,566, or a net unrealized depreciation of $5,269,668. The aggregate cost of securities for federal income tax purposes at May 31, 2004, was $6,609,591. During the year ended May 31, 2004, the Fund paid no dividends nor did it have distributable earnings.

NOTE 4. RESTRICTED SECURITIES

Investments in restricted securities and investments, where market quotations are not available, are valued at fair value as determined in good faith by the Board of Directors, or a committee composed of members of the Board of Directors of the Fund.

THE FUND MAY ACQUIRE PORTFOLIO SECURITIES CALLED RESTRICTED

THE AMERICAN HERITAGE FUND, INC.

Notes to Financial Statements

May 31, 2004

securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may become illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Directors based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration thereunder are not subject to the foregoing limitation, unless they are otherwise illiquid.

Certain securities held by the Fund, which were restricted at the time of their acquisition, have been deemed to no longer be restricted for financial statement presentation purposes in reliance upon the provisions of Rule 144 under the Securities Act of 1933.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell

THE AMERICAN HERITAGE FUND, INC.

Notes to Financial Statements

May 31, 2004

such shares at a discount similar to or greater than that at which the Fund purchased the shares.

NOTE 5. CAPITAL AND OPERATING LOSS CARRY FORWARDS

At May 31, 2004, the Fund had net capital loss carryforwards of approximately $16,472,000, expiring as follows 2005: $11,255,600, 2006: $354,000, 2007: $1,074,600, 2008: $463,400 and 2009: $3,324,600. The Fund has net operating loss carryforwards of approximately $4,448,000, expiring in 2006 through 2024, for Federal Income tax purposes.

NOTE 6. REDEMPTIONS

The Fund reserves the right to make payments for shares redeemed in cash or in-kind.

NOTE 7. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

	For the years ended May 31, 2004		For the year ended May 31, 2003
	Shares	Amount	Shares	Amount
Shares sold	740,934	84,665	75,602	6,548
Shares redeemed	(1,001,849)	(94,490)	(761,339)	(57,682)
Net Decrease	(260,915)	(9,825)	(685,737)	(51,134)

NOTE 8. CONTINGENCIES

The Fund may be contingently liable for rescission for sales of 601,735 of its shares made during the period of September 1, 2003 to April 29, 2004 for $72,145 because such sales occurred during a time when the Fund did not have a current and effective registration statement under the securities act of 1933.

THE AMERICAN HERITAGE FUND, INC.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a share outstanding throughout each period

For the years ended May 31,

__________________________________________________________________________________

2004

2003

2002

2001

2000

Net asset value, beginning of period

$

0.06

$

0.11

$

0.18

$

0.27

$

0.28

Income (loss) from investment operations:

Net investment loss

(0.01)

(0.01)

(0.01)

(0.07)

(0.04)

Net gains (losses) on securities (both

realized and unrealized)

0.06

(0.04)

(0.06)

(0.02)

0.03

Total from investment operations

0.05

(0.05)

(0.07)

(0.09)

(0.01)

Less distributions:

Dividends (from net investment income)

0.00

0.00

0.00

0.00

0.00

Distributions (from capital gains)

0.00

0.00

0.00

0.00

0.00

Net asset value, end of period

$

0.11

$

0.06

$

0.11

$

0.18

$

0.27

Total return

83.33%

(45.45)%

(38.89)%

(33.33)%

(3.57)%

Net assets, end of period

$

1,026,242

$

589,406

$

1,088,485

$

1,973,431

$

3,473,766

Ratio of expenses to average net assets

12.58%

12.36%

12.61%

11.53%

8.37%

Ratio of net investment

loss to average net assets

(12.34)%

(12.25)%

(11.97)%

(10.96)%

(7.90)%

Portfolio turnover rate

569.55%

0.00%

9.36%

1.00%

13.00%

The accompanying notes are an integral part of these financial statements.

MEYLER & COMPANY, LLC

Certified Public Accountants

One Arin Park

1715 Highway 35

Middletown, NJ 07748

INDEPENDENT AUDITOR’S REPORT

Board of Directors and Shareholders

American Heritage Fund, Inc.

New York, NY

We have audited the accompanying statement of assets and liabilities of the American Heritage Fund, Inc., including the schedule of investments in securities, as of May 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the fund’s management.  Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.  The financial  highlights data for each of the two periods ended May 31, 2001 were audited by Larson, Allen, Weishair & Co., LLP whose auditors’ report, dated July 19, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights and related ratios/supplemental data are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and the application of alternative auditing procedures for unsettled security transactions.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights  referred to above present fairly, in all material respects, the financial position of the American Heritage Fund, Inc. as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and  the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/Meyler & Company, LLC.

Board of Trustees

Heiko H. Thieme

Mieczyslaw Karczmar

Eugene Sarver

Investment Adviser

American Heritage Management Corp.

1370 Avenue of The Americas

New York, NY  10019

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services. LLC.

8869 Brecksville Rd, Suite C

Brecksville, Ohio  44141

Custodian

U.S. Bank, N.A.

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

William A. Meyler, PC.

One Aron Park

1715 Highway 35

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of American Heritage Growth Fund, Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant had not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  The registrant did not adopt such a code because the Board of Directors did not believe it necessary due to the registrant’s small size and as it only has one executive officer who is also the senior financial officer.

(b)

Not applicable.

(c), (d), (e) and (f)

Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant does not have an audit committee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2003

$ 7,000

FY 2004

$ 8,500

(b)

Audit-Related Fees

Registrant

FY 2003

$ 0

FY 2004

$ 0

(c)

Tax Fees

Registrant

FY 2003

$ 1,200

FY 2004

$ 0

(d)

All Other Fees

Registrant

FY 2003

$ 0

FY 2004

$ 0

(e)

Not applicable..

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2003

$ 0

FY 2004

$ 0

(h)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 18, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Growth Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date August 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date August 9, 2004

* Print the name and title of each signing officer under his or her signature.

The accompanying notes are an integral part of these financial statements.

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